Prepayments and Other Assets, Net (Details) - Schedule of Prepayments and Other Assets, Net - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepaid rents	$ 125,556	$ 191,339
Prepaid service fee	482,410	597,410
Loans to third parties	246,186	238,134
Advances to vendors	251,949	378,152
Advance to employees	47,979	5,491
Security deposits	219,068	202,155
Prepayment for acquisition	5,362,816	3,602,000
Prepaid board compensation	15,005	16,667
Others	46,321	111,386
Prepayment and other assets, net	6,797,290	5,342,734
Including:
Prepayment and other current assets, net	6,224,697	4,869,347
Prepayments and other non-current assets, net	$ 572,593	$ 473,387